Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of net deferred tax assets
The net deferred income tax asset balance related to the following:

	Years Ended December 31,
	2021	2020
Deferred tax assets
Stock compensation	$10	$64
Accruals and other	6,507	4,151
Debt discount	597	483
Royalty liability	—	2,272
Net operating loss carryforwards	62,606	51,981
Tax credits	6,731	6,774

Total deferred tax assets	76,451	65,662
Less: valuation allowance	(76,451)	(65,662)

Deferred tax assets, net	$—	$—

Schedule of federal income tax rate to the Company's effective tax rate
A reconciliation of the Company’s statutory income tax rate to the Company’s effective income tax rate is as follows (in thousands):

	Year Ended December 31,
	2021		2020
Income at U.S. statutory rate	$(8,530)	21.00%	$912	21.00%
State taxes, net of federal benefit	(2,578)	6.35%	(1,583)	-36.45%
Change in fair value	(2,627)	6.47%	(14,047)	-323.39%
Interest Expense	1,077	-2.65%	1,410	32.46%
Stock compensation	70	-0.17%	127	2.93%
Transaction costs	(664)	1.64%	—	0.00%
Permanent differences and other	1	0.00%	6	0.13%
Valuation allowance	13,251	-32.62%	13,175	303.32%

	—	0.00%	—	0.00%

Schedule of company's valuation allowance
The Company’s valuation allowance for the year ended December
31
,
2021
and
2020
is as follows:

	Years Ended December 31,
	2021	2020
Valuation allowance at beginning of year	$65,662	$52,487
Increases recorded due to income tax provisions	13,251	13,175
Decreases recorded to equity	(2,462)	—

Valuation allowance at end of year	$76,451	$65,662